Equity	12 Months Ended
Dec. 31, 2011
Equity
Equity

(13) Equity

  Preferred Stock

        The following summarizes cumulative redeemable preferred stock outstanding at December 31, 2011:

Series	Shares Outstanding	Issue Price	Dividend Rate
Series E	4,000,000	$25/share	7.25%
Series F	7,820,000	$25/share	7.10%

        The Series E and Series F preferred stock have no stated maturity, are not subject to any sinking fund or mandatory redemption and are not convertible into any other securities of the Company. Holders of each series of preferred stock generally have no voting rights, except under limited conditions, and all holders are entitled to receive cumulative preferential dividends based upon each series' respective liquidation preference. To preserve the Company's status as a REIT, each series of preferred stock is subject to certain restrictions on ownership and transfer. Dividends are payable quarterly in arrears on the last day of March, June, September and December. The Series E and Series F preferred stock are currently redeemable at the Company's option, at their par value.

        Distributions with respect to the Company's preferred stock can be characterized for federal income tax purposes as taxable ordinary dividends, capital gain dividends, nondividend distributions or a combination thereof. Following is the characterization of the Company's annual preferred stock dividends per share:

	Series E			Series F
	December 31,			December 31,
	2011	2010	2009	2011	2010	2009
	(unaudited)
Ordinary dividends	$1.4335	$1.6695	$1.2572	$1.4038	$1.6350	$1.2312
Capital gain dividends	0.3790	0.1430	0.5553	0.3712	0.1400	0.5438

	$1.8125	$1.8125	$1.8125	$1.7750	$1.7750	$1.7750

        On January 26, 2012, the Company announced that its Board declared a quarterly cash dividend of $0.45313 per share on its Series E cumulative redeemable preferred stock and $0.44375 per share on its Series F cumulative redeemable preferred stock. These dividends will be paid on March 30, 2012 to stockholders of record as of the close of business on March 15, 2012.

  Common Stock

        Distributions with respect to the Company's common stock can be characterized for federal income tax purposes as taxable ordinary dividends, capital gain dividends, nondividend distributions or a combination thereof. Following is the characterization of the Company's annual common stock dividends per share:

	Year Ended December 31,
	2011	2010	2009
	(unaudited)
Ordinary dividends	$0.9259	$1.0935	$1.2763
Capital gain dividends	0.2448	0.0937	0.5637
Nondividend distributions	0.7493	0.6728	—

	$1.9200	$1.8600	$1.8400

        On January 26, 2012, the Company announced that its Board declared a quarterly cash dividend of $0.50 per share. The common stock cash dividend will be paid on February 22, 2012 to stockholders of record as of the close of business on February 6, 2012.

        In June 2010, the Company initiated a public offering, which resulted in the sale of 15.5 million shares of common stock at a price of $33.00 per share for gross proceeds of $512 million. This offering included: (i) the June 2010 public offering of 13.5 million shares for $445.5 million; and (ii) the July 2010 sale of 2.025 million shares, for $66.8 million, as a result of the underwriters exercising the over-allotment option from the June 2010 public offering. The Company received total net proceeds of $492 million from these sales.

        On November 8, 2010, the Company completed a $486 million public offering of 13.8 million shares of its common stock at a price of $35.25 per share. The Company received net proceeds of $467 million.

        On December 20, 2010, the Company completed a $1.472 billion public offering of 46 million shares of common stock at a price of $32.00 per share. The Company received total net proceeds of $1.413 billion.

        In March 2011, the Company completed a $1.273 billion public offering of 34.5 million shares of common stock at a price of $36.90 per share. The Company received total net proceeds of $1.235 billion.

        The following is a summary of the Company's other common stock issuances:

	Year Ended December 31,
	2011	2010
	(shares in thousands)
Dividend Reinvestment and Stock Purchase Plan ("DRIP")	1,910	1,338
Conversion of DownREIT units	80	167
Exercise of stock options	1,157	253
Restricted stock awards(1)	—	224
Vesting of restricted stock units(1)	228	276
(1)
Issued under the Company's 2006 Performance Incentive Plan.

  Accumulated Other Comprehensive Loss

        The following is a summary of the Company's accumulated other comprehensive loss (in thousands):

	December 31,
	2011	2010
	(in thousands)
AOCI—unrealized losses on cash flow hedges, net	$(15,712)	$(10,312)
Supplemental Executive Retirement Plan minimum liability	(2,794)	(2,299)
Cumulative foreign currency translation adjustment	(1,076)	(626)

Total accumulated other comprehensive loss	$(19,582)	$(13,237)

  Noncontrolling Interests

        At December 31, 2011, there were 4.2 million non-managing member units outstanding in five limited liability companies, all of which the Company is the managing member. At December 31, 2011, the carrying and market value of the 4.2 million DownREIT units were $170.2 million and $244.2 million, respectively.